FINANCIAL INSTRUMENTS BY CATEGORY (Schedule of Carrying Amounts of the Categories of Financial Instruments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [line items]
Trade receivables				¥ 3,956
Financial assets included in other receivables		32		33
Financial assets at fair value through profit or loss		138,674
Cash and cash equivalents		2,450		3,444	¥ 6,793	¥ 18,878
Total of financial instruments		141,156		7,433
USD [Member]
Disclosure of financial assets [line items]
Trade receivables | $
Financial assets included in other receivables | $	5
Financial assets at fair value through profit or loss | $	21,234
Cash and cash equivalents | $	375		$ 527
Total of financial instruments		21,614
Financial liabilities at amortised cost [Member]
Disclosure of financial assets [line items]
Trade receivables				3,956
Financial assets included in other receivables		32		33
Financial assets at fair value through profit or loss
Cash and cash equivalents		2,450		3,444
Total of financial instruments		2,482		¥ 7,433
Financial liabilities at amortised cost [Member] | USD [Member]
Disclosure of financial assets [line items]
Financial assets included in other receivables | $	5
Financial assets at fair value through profit or loss | $
Cash and cash equivalents | $	375
Total of financial instruments		380
Designated as such upon initial recognition [Member]
Disclosure of financial assets [line items]
Financial assets included in other receivables
Financial assets at fair value through profit or loss		138,674
Cash and cash equivalents
Total of financial instruments		138,674
Designated as such upon initial recognition [Member] | USD [Member]
Disclosure of financial assets [line items]
Financial assets included in other receivables | $
Financial assets at fair value through profit or loss | $	21,234
Cash and cash equivalents | $
Total of financial instruments		¥ 21,234